Earnings (Loss) Per Share – Hertz Global (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) attributable to Hertz Global	$ 190	$ (356)	$ (1,714)	$ (58)	$ (225)
Denominator:
Basic (in shares)	156	142	150	117	96
Dilutive stock options, RSUs and PSUs (in shares)	1	0	0	0		0
Diluted weighted-average shares outstanding	157	142
Antidilutive stock options, RSUs, PSUs and conversion shares (in shares)			2	2	1
Earnings (loss) per share:
Basic earnings (loss) per share (in dollars per share)	$ 1.22	$ (2.50)	$ (11.44)	$ (0.49)	$ (2.35)
Diluted earnings (loss) per share (in dollars per share)	$ 1.21	$ (2.50)	$ (11.44)	$ (0.49)	$ (2.35)
Antidilutive stock options, RSUs and PSUs
Denominator:
Antidilutive stock options, RSUs, PSUs and conversion shares (in shares)	1	2